Employee Benefits (Details 2) - Average capitalization rate [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Severance compensation	3.73%	3.30%
Retirement benefits	4.10%	3.60%